Finance expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance expense
12. Finance expense

	2019 £m	2018 £m	2017 £m
Finance expense arising on:
Financial liabilities at amortised cost	(832)	(677)	(698)
Derivatives at fair value through profit or loss	(6)	(38)	(22)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	(1)	3	(4)
Reclassification of hedges from other comprehensive income	(2)	(2)	—
Unwinding of discounts on provisions	(8)	(15)	(16)
Finance expense arising on lease liabilities	(39)	(2)	(1)
Other finance expense	(24)	(67)	7

	(912)	(798)	(734)
All derivatives accounted for at fair value through profit or loss, other than designated and effective hedging instruments (see Note

43
, ‘Financial instruments and related disclosures’), are classified as held-for-trading
financial instruments. Finance expense arising on derivatives at fair value through profit or loss relates to swap interest expense. The prior year figures in finance expense arising on lease liabilities relate
d
to interest arising on finance leases under the previous leasing standard
,
IAS 17
,
which was originally reported in ‘Other finance expense’.
In

2018, other

finance expense
i
nclude
d
a £39 million charge for interest relating to historical income tax settlements.